Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 22,172	Taxes	UNITED STATES	snj:US-CA	United States Federal Government [Member]	Mountain Pass Mine [Member]	Bastnaesite [Member]	Open Pit